Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Demand	$ 537,510	$ 410,139
Savings and Money markets	843,837	771,612
$250 and over	55,011	70,989
Certificates of Deposit: Other	149,521	169,453
Individual Retirement Accounts	41,916	46,396
Total	$ 1,627,795	$ 1,468,589